General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Selling, General and Administrative Expense [Abstract]
Schedule of general and administrative expenses

	Year ended December 31,
	2019	2018	2017
Salaries and social welfare	$1,358,629	$1,068,643	$862,660
Service fee	750,734	1,493,403	915,228
Office expense	268,555	391,850	388,751
Research & Development	-	301,713	344,575
Depreciation &Amortization	138,811	79,177	31,739
Stock compensation	69,176	247,134	479,233
Entertainment fee	4,176	22,593	-
Travel Expense	1,056	17,902	75,080
Others	2,671	53,050	94,764
Total General and administrative expenses	$2,593,808	$3,675,465	$3,192,030